Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	$ 23,560	$ 23,310
Additions	5,769	44
Amortization charge	(1,946)	(1,832)	$ (1,873)
Translation differences	(1,964)	2,038
Closing net book amount	25,419	23,560	23,310
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	28,888
Closing net book amount	32,282	28,888
Accumulated Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	(5,328)
Closing net book amount	(6,863)	(5,328)
Domains Names Mobile Apps and Related Websites
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	23,543	23,272
Additions	4,110	12
Amortization charge	(1,817)	(1,784)
Translation differences	(1,914)	2,043
Closing net book amount	23,922	23,543	23,272
Domains Names Mobile Apps and Related Websites | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	27,769
Closing net book amount	29,578	27,769
Domains Names Mobile Apps and Related Websites | Accumulated Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	(4,226)
Closing net book amount	(5,656)	(4,226)
Customer Contracts
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount		38
Amortization charge		(33)
Translation differences		(5)
Closing net book amount			$ 38
Customer Contracts | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	1,085
Closing net book amount	1,085	1,085
Customer Contracts | Accumulated Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	(1,085)
Closing net book amount	(1,085)	(1,085)
Internally Developed Intangible Assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	17
Additions	1,659	32
Amortization charge	(129)	(15)
Translation differences	(50)
Closing net book amount	1,497	17
Internally Developed Intangible Assets | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	34
Closing net book amount	1,619	34
Internally Developed Intangible Assets | Accumulated Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	(17)
Closing net book amount	$ (122)	$ (17)